Film Related Obligations - Schedule of Cumulative Minimum Guaranteed Payments of IP Credit Facility (Details) - Film Related Obligations - IP Credit Facility $ in Millions	Sep. 29, 2022 USD ($)
September 30, 2023
Debt Instrument [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 30.4
Payment Due Date	Nov. 14, 2023
September 30, 2024
Debt Instrument [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 60.7
Payment Due Date	Nov. 14, 2024
September 30, 2025
Debt Instrument [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 91.1
Payment Due Date	Nov. 14, 2025
September 30, 2026
Debt Instrument [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 121.4
Payment Due Date	Nov. 14, 2026
July 30, 2027
Debt Instrument [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 161.9
Payment Due Date	Jul. 30, 2027